TRADE AND NOTES PAYABLES - AGEING ANALYSIS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
OTHER CURRENT LIABILITIES
Trade and notes payables	¥ 15,505,443	$ 2,433,142	¥ 15,444,354
Within 1 year
OTHER CURRENT LIABILITIES
Trade and notes payables	14,941,793		14,926,948
Between 1 and 2 years
OTHER CURRENT LIABILITIES
Trade and notes payables	131,152		210,587
Between 2 and 3 years
OTHER CURRENT LIABILITIES
Trade and notes payables	129,356		119,587
Over 3 years
OTHER CURRENT LIABILITIES
Trade and notes payables	¥ 303,142		¥ 187,232